Short-term Investments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-Term Investments [Abstract]
Debt securities measured at fair value under fair value option	$ 717,186	$ 19,210,788
Cost of debt securities measured at fair value	711,359	20,000,000
Unrealized (losses) gains	$ 5,827	$ (789,212)